SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
4.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group’s chief operating decision maker is the Chief Executive Officer, who reviews consolidated results of operations prepared in accordance with U.S. GAAP when making decisions about allocating resources and assessing performance of the Group. The Group has only one operating segment.

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

The gross revenues consist of the following products and services:

	For the years ended December 31,
	2012	2013	2014

Products:
Smart cards	$75,185	$78,256	$67,108
Other products	10,134	4,670	6,412

Subtotal	85,319	82,926	73,520

Services:
Head-end system integration	2,175	2,731	4,591
Head-end system development	987	1,103	1,566
Licensing income	1,246	1,098	2,516
Royalty income	382	512	585
Other services	135	77	165

Subtotal	4,925	5,521	9,423

Total	$90,244	$88,447	$82,943

VAT refunds of $7,366, $6,603, and $5,433 were included in revenues for the years ended December 31, 2012, 2013 and 2014, respectively.